Management of financial risk - Movements in the impairment loss allowance of contract assets of implementation service (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Movements in the impairment loss allowance of contract assets of implementation service
Beginning of the year	¥ (11,452)
End of the year	(19,881)	¥ (11,452)
Credit risk
Movements in the impairment loss allowance of contract assets of implementation service
Beginning of the year	(13,128)
End of the year	(45,944)	(13,128)
Credit risk | Contract assets of implementation service
Movements in the impairment loss allowance of contract assets of implementation service
Beginning of the year	(9,492)
Additions of impairment loss	(7,592)
Reversal of impairment loss		538
Additions from acquisition of subsidiary	(979)	(10,030)
End of the year	¥ (18,063)	¥ (9,492)